Taxes - Schedule of Components of the Income Tax Provision (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Components of the Income Tax Provision [Line Items]
Current tax provision	$ 74,604	$ 119,416	$ 9,547
Deferred tax provision
Income tax provisions	74,604	119,416	9,547
Cayman Islands [Member]
Schedule of Components of the Income Tax Provision [Line Items]
Current tax provision
Deferred tax provision
BVI [Member]
Schedule of Components of the Income Tax Provision [Line Items]
Current tax provision
Deferred tax provision
Hong Kong [Member]
Schedule of Components of the Income Tax Provision [Line Items]
Current tax provision
Deferred tax provision
PRC [Member]
Schedule of Components of the Income Tax Provision [Line Items]
Current tax provision	74,604	119,416	9,547
Deferred tax provision
United States [Member]
Schedule of Components of the Income Tax Provision [Line Items]
Current tax provision
Deferred tax provision